Stock-Based Compensation	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Share-based Payment Arrangement [Abstract]
Stock-Based Compensation
10.	Stock-Based Compensation
The Company has established a number of share-based incentive plans for current employees, directors and others, which include Share Appreciation Rights (“SARs”), 2013 Share Option Plan and Warrants.
Share Appreciation Rights
As of June 30, 2021 and December 31, 2020, the Company had recorded liabilities of $0.7 million and $0.7 million related to these SARs based on their fair value of $24.70 and $20.28 per share as of June 30, 2021 and December 31, 2020, respectively. The total expense that we recognized for the SARs in the condensed consolidated statements of operations and comprehensive loss under selling, general and administrative was immaterial for the three and six months ended June 30, 2021 and 2020, respectively.
2013 Share Option Plan
As of June 30, 2021, there were 11,458,989 shares authorized for issuance under the Plan, of which 3,088,276 shares were available for grant.
The following table summarizes the stock option activity related to the 2013 Share Option Plan:

	Number of Options Outstanding	Average Exercise Price Per Share	Remaining Contractual Life (Years)	Intrinsic Value
				(In thousands)
Balances as of December 31, 2020	7,207,044	$4.94	6.75	$110,552
Options granted	—	$—
Options exercised	(164,580)	$1.72
Options forfeited	(331,068)	$10.30
Options expired	(11,119)	$6.66
Balances as of June 30, 2021	6,700,277	$4.75	6.16	$133,661
Options exercisable – June 30, 2021	$4,989,774	$3.56	5.31	$105,483

The aggregated intrinsic value represents the difference between the exercise price and the fair value of Ordinary Shares. The weighted-average grant-date fair value of options granted during the six months ended June 30, 2021 was nil since no options were granted during the period.
Stock-based compensation expense for all equity arrangements is included in the condensed consolidated statements of operations and comprehensive loss as follows (in thousands):

	Three Months Ended June 30		Six Months Ended June 30,
	2021	2020	2021	2020
	(Unaudited)		(Unaudited)
Cost of revenue	$363	$870	$631	$1,341
Research and development	1,171	1,330	2,219	2,081
Selling, general and administrative	442	345	851	767
Total stock-based compensation expense	$1,976	$2,545	$3,701	$4,189

As of June 30, 2021, total unrecognized compensation expense related to unvested options granted to employees under the Company’s stock option plan was $11.9 million, which is expected to be recognized over a weighted average period of 1.2 years.
Performance Options
For the three months ended June 30, 2021 and 2020, we recognized a total expense of $0.1 million and $0.02 million in relation to the performance-based options. For the six months ended June 30, 2021 and 2020, we recognized a total expense of $0.2 million and $0.1 million. As of June 30, 2021 and December 31, 2020, there were approximately $1.0 million and $1.2 million of unrecognized stock-based compensation expense related to the performance-based options. During the six months ended June 30, 2021, no additional performance-based options were granted.
Warrants
The following table summarizes information related to our out
s
tanding warrants. Investor Warrants in connection with the 8.00% – 2020 Convertible Notes and 5.00% – $25.0 Million Convertible Notes were excluded from the below table as they are classified as liabilities.

	Number of Warrants Outstanding	Weighted Average Exercise Per Shares	Weighted Average Contractual Life (Years)
Balances as of December 31, 2020	1,013,103	$7.33	6.45
Warrants issued	18,694	$18.16
Warrants exercised	(23,278)	$0.00
Balances as of June 30, 2021	1,008,519	$7.70	5.78

11.	Stock-Based Compensation
The Company has established a number of share-based incentive plans for current employees, directors and others, which include Share Appreciation Rights, 2013 Share Option Plan and Warrants.
Share Appreciation Rights
On November 12, 2013, the Company issued to certain employees Share Appreciation Rights (“SARs”) that require us to pay the intrinsic value of the SARs to the employee at the date of exercise. These SARs vest over a period of four years, provided the employee remains in the employment of the Company and recorded as liabilities at fair value as of the respective period end. As of December 31, 2020 and 2019, there were 30,000 SARs outstanding at an exercise price per share of $0.00001.
As of December 31, 2020 and 2019, the Company had recorded liabilities of $0.7 million and $0.4 million related to these SARs based on their fair value of $20.28 and $12.98 per share as of December 31, 2020 and 2019, respectively. The Company recognized expense for the SARs in the consolidated statements of operations and comprehensive loss under selling, general and administrative of $0.3 million and $0.02 million during the years ended December 31, 2020 and 2019.
2013 Share Option Plan
In 2013, we adopted the 2013 Equity Incentive Plan (the “Plan”), which provides for grants of stock options to attract and retain employees, directors, officers, and consultants.
As of December 31, 2020, there were 11,458,989 shares authorized for issuance under the Plan, of which 2,746,089 shares were available for grant. Share options can be granted with an exercise price less than, equal to or greater than the shares’ fair market value at the date of grant. All options vest over the earlier of 4 years of service from grant or start of service, with typically 25% becoming exercisable on the first anniversary of the grant or start of service and the balance becoming exercisable in equal monthly portions over the following 36 months.

The following table summarizes stock option activity related to the plans during the years ended December 31, 2020 and 2019:

	Number of Options Outstanding	Average Exercise Price Per Share	Remaining Contractual Life	Intrinsic Value
			(Years)	(In thousands)
Balances as of December 31, 2018	5,565,292	$2.88	6.68	$59,146
Options granted	1,135,148	9.29
Options exercised	(24,750)	1.33
Options forfeited	(120,001)	6.65
Options expired	(651,276)	2.78

Balances as of December 31, 2019	5,904,413	$4.05	6.94	$54,100
Options granted	2,328,385	8.67
Options exercised	(7,813)	5.36
Options forfeited	(826,488)	8.62
Options expired	(191,453)	6.92

Balances as of December 31, 2020	7,207,044	$4.94	6.75	$110,552

Options exercisable—December 31, 2020	4,693,313	$3.16	5.51	$80,334

The aggregated intrinsic value represents the difference between the exercise price and the fair value of Ordinary Shares. The total aggregate intrinsic value of options exercised during the years ended December 31, 2020 and 2019 was $0.1 million and $0.3 million, respectively. The weighted-average grant-date fair value of options granted during the years ended December 31, 2020 and 2019 was $8.32 and $7.92 per share, respectively.
Stock-based compensation expense for all equity arrangements for the years ended December 31, 2020 and 2019 was as follows (in thousands):

	Years Ended December 31,
	2020	2019
Cost of revenue	$2,271	$2,230
Research and development	4,313	2,835
Sales and marketing	639	475
General and administrative	820	689

Total stock-based compensation expense	$8,043	$6,229

As of December 31, 2020 and 2019, there was approximately $19.5 million and $13.8 million of total unrecognized stock based compensation expense, related to unvested options granted to employees under the Company’s stock option plan that is expected to be recognized over a weighted average period of 1.4 years and 1.3 years, respectively.
Performance Awards
During the year ended December 31, 2019, 249,605 performance-based awards at a weighted average grant date fair value of $7.84 were granted to certain individuals with conditions that include specific sales and fundrai sing targets. As of December 31, 2020, it was determined that all of these awards met their performance conditions, and the Company recognized a total ex pense of $0.8 million in relation to these awards. As of December 31, 2020 and 2019, there were approximately $1.2 million and $2.0 million of unrecognized stock-based compensation expense related to these performance-based awards. During the year ended December 31, 2020, no additiona
l performance-based awards were granted.

Fair Value of Options
The fair values of options granted during the period wer
e determined using a Black-Scholes model. The following principal assumptions were used in the valuation:
Fair Value of Ordinary Shares
– The fair value of the Ordinary Shares und
erlying the stock option awards was determined by the Board of Directors (“the Board”). Given the absence of a public trading market, the Board considered numerous objective and subjective factors to determine the fair value of the Company’s Ordinary Shares at each meeting at which awards were approved. These factors included, but were not limited to (i) contemporaneous third party valuations of Ordinary Shares; (ii) the lack of marketability of Ordinary Shares; (iii) stage and development of the Company’s business; (iv) general economic conditions; and (vi) the likelihood of achieving a liquidity event, such as an IPO or sale of the Company, given prevailing market conditions. To evaluate the fair value of the underlying shares for grants between two independent valuations and after the last independent valuation, a linear interpolation framework was used to evaluate the fair value of the underlying shares.
Volatility
– The expected stock price volatilities are estimated base
d on the historical and implied volatilities of comparable publicly traded companies as the Company does not have sufficient history of trading its
Ordinary Shares.
Risk-free Interest Rate
– The risk-free interest rates ar
e based on US Treasury yields in effect at the grant date for notes with comparable terms as the awards.
Expected Term
– As the Company does not have sufficie
nt historical information to develop reasonable expectations about future exercise patterns and post-vesting employment termination behavior, the Company determines the expected term based on the average period the stock options are expected to remain outstanding. For stock options, expected ter
m is calculated as the midpoint of the stock options vesting term and contractual expiration period.
Dividend Yield
– The expecte
d dividend rate is zero as the Company has not declared or paid any cash dividends and does not anticipate to do so in the foreseeable future.

Years Ended December 31,
	2020	2019
Expected term (in years)	4.86 – 6.25	5.61 – 6.25
Expected volatility (%)	50.29 – 52.45	50.40 – 51.37
Risk-free interest rate (%)	0.30 – 1.75	1.42 – 1.88
Fair value of Ordinary Shares	$10.58 – 19.96	$13.21 – 13.52
Dividend yield	—	—
Warrants
We issued warrant certificates to certain counterparties to subscribe in its Ordinary Shares.
During the years ended December 31, 2020 and 2019, 51,859
and 164,485 warrants were issued to intermediaries for introducing new investors related to equity financings. The Company recognized these warrants as equity issuance costs, with a corresponding credit in additional paid-in
capital. Accordingly, there were no net change in additional paid in capital.
The 2019 Convertible Loan Notes were co
nverted into Ordinary Shares during 2019 at a lower price than was paid by certain shareholders who had invested prior to the issuance of the 2019 Conv ertible Loan Notes. In order to compensate these investors, the Company issued 135,133 warrants to these investors. The fair value of the warrants issued was $1.8 million and was accounted for as a non-cash
dividend by the Company. No additional warrants were issued during the year ended December 31, 2020.

During the year ended December 31, 2019, the Company issued 5,246 warran ts for goods and services, which were recognized as an expense in selling, general and administrative expense on the consolidated statements of oper ations and comprehensive loss with a corresponding credit in additional paid-in
capital.
The below warrants are equity classified and exercisable as of December 31, 2020 and 2019. Investor Warrants in connection with the 8.0% Convertible Notes were excluded from the below table as they were classified as liabilities. A summary of the Company’s outstanding warrants as of December 31, 2020 and 2019 are presented below
:

	Number of Warrants Outstanding	Weighted- Average Exercise Per Shares	Weighted- Average Contractual Life (Years)
Balances as of December 31, 2018	678,232	$7.05	7.60
Warrants issued	304,864	7.44
Warrants exercised	(2,757)	0.00
Warrants cancelled	—	—

Balances as of December 31, 2019	980,339	$7.19	7.29
Warrants issued	51,859	10.30
Warrants exercised	(5,523)	1.26
Warrants cancelled	(13,572)	11.44

Balances as of December 31, 2020	1,013,103	$7.33	6.45